PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 36.1%
1,000,000
(1)(2)
1345T 2025-AOA A,
5.900%, (TSFR1M +
1.600%),
06/15/2030 $ 1,003,223
0.5
776,962
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 617,701
0.3
1,701,186
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 1,286,687
0.6
500,000
(1)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2029 520,711
0.3
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
6.259%, (TSFR1M +
1.947%),
12/15/2036 484,797
0.2
1,000,000
(1)(2)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 1,046,995
0.5
1,000,000
(1)(2)
BAMLL Trust 2025-
ASHF A, 6.162%,
(TSFR1M + 1.850%),
02/15/2042 1,001,917
0.5
662,526
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 510,296
0.2
6,369,284
(1)(2)(3)
BANK 2017-BNK8 XE,
1.427%,
11/15/2050 174,918
0.1
15,801,584
(2)(3)
BANK 2020-BN27 XA,
1.262%,
04/15/2063 666,690
0.3
5,176,097
(2)(3)
BANK 2020-BN30 XA,
1.372%,
12/15/2053 267,472
0.1
900,000
(2)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 C, 4.352%,
02/15/2050 864,453
0.4
12,872,510
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.661%,
08/15/2052 617,713
0.3
750,000
(1)
BBCMS Mortgage Trust
2025-C32 D, 4.500%,
02/15/2062 587,772
0.3
5,710,974
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 219,031
0.1
5,005,086
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.382%,
03/15/2062 183,460
0.1
4,489,366
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.388%,
12/15/2062 227,945
0.1
1,841,521
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 1,820,741
0.9
6,212,372
(2)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.923%,
07/15/2053 309,697
0.1
4,756,737
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.615%,
01/15/2054 308,473
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,253,743
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.193%,
04/15/2054 $ 446,201
0.2
1,008,846
(1)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 794,626
0.4
2,537,173
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.364%,
05/25/2052 2,099,399
1.0
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA B, 6.652%,
(TSFR1M + 2.340%),
08/15/2041 1,005,165
0.5
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 6.258%,
(TSFR1M + 1.946%),
04/15/2034 710,710
0.3
728,846
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.826%,
(TSFR1M + 2.514%),
09/15/2036 726,022
0.3
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 7.452%,
(TSFR1M + 3.141%),
06/15/2027 1,009,985
0.5
537,007
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 7.901%,
(TSFR1M + 3.589%),
12/09/2040 539,972
0.3
1,286,203
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC B, 6.452%,
(TSFR1M + 2.141%),
08/15/2039 1,291,066
0.6
937,714
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.605%,
(TSFR1M + 1.293%),
12/15/2039 939,782
0.5
1,000,000
(1)(2)
BX Trust 2021-ARIA
C, 6.072%, (TSFR1M +
1.760%),
10/15/2036 999,127
0.5
500,000
(1)(2)
BX Trust 2021-LGCY
E, 6.126%, (TSFR1M +
1.814%),
10/15/2036 498,754
0.2
289,103
(1)(2)
BX Trust 2021-RISE
C, 5.876%, (TSFR1M +
1.564%),
11/15/2036 288,550
0.1
1,177,401
(1)(2)
BX Trust 2021-SDMF
D, 5.813%, (TSFR1M +
1.501%),
09/15/2034 1,166,485
0.6
1,000,000
(1)(2)
BX Trust 2025-LUNR
A, 5.812%, (TSFR1M +
1.500%),
06/15/2040 1,002,816
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,113,411
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.524%,
08/15/2057 $ 221,210
0.1
6,220,215
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.394%,
09/15/2050 147,400
0.1
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 509,315
0.2
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 508,640
0.2
1,250,000
(1)(2)
DK Trust 2024-SPBX
D, 7.062%, (TSFR1M +
2.750%),
03/15/2034 1,253,142
0.6
1,000,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU A, 5.762%,
(TSFR1M + 1.450%),
12/15/2039 1,001,441
0.5
3,888,968
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.093%,
08/25/2036 294,115
0.1
1,455,653
(1)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 1,311,873
0.6
1,000,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.703%,
(TSFR1M + 1.385%),
08/19/2042 998,137
0.5
2,235,423
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 1,972,542
1.0
3,147,000
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 2,708,145
1.3
2,415,208
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 2,017,393
1.0
725,526
(1)(4)
GAM RE-REMIC Trust
2021-FRR2 D730,
0.000%,
09/27/2051 720,007
0.3
1,605,421
(1)(4)
GAM RE-REMIC Trust
2021-FRR2 DK49,
0.000%,
09/27/2051 1,580,665
0.8
1,178,995
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,171,345
0.6
1,178,694
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,169,094
0.6
653,492
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 493,348
0.2
542,067
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 371,289
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
GSAT Trust 2025-BMF
A, 5.820%, (TSFR1M +
1.500%),
07/15/2030 $ 1,001,913
0.5
600,000
(1)(2)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 6.653%,
(TSFR1M + 2.341%),
09/15/2041 600,552
0.3
881,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY C,
6.562%, (TSFR1M +
2.250%),
03/15/2042 879,725
0.4
1,760,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.393%,
01/05/2034 1,688,359
0.8
500,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.126%,
(TSFR1M + 2.814%),
04/15/2038 500,881
0.2
1,250,000
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 A, 5.854%,
(TSFR1M + 1.542%),
12/15/2039 1,249,556
0.6
375,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 8.500%,
(TSFR1M + 4.188%),
03/15/2036 365,546
0.2
1,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 C,
6.455%, (TSFR1M +
2.141%),
08/17/2042 990,309
0.5
360,000
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 7.027%,
(TSFR1M + 2.715%),
04/15/2038 360,401
0.2
360,000
(1)(2)
MHC Trust 2021-MHC2
E, 6.376%, (TSFR1M +
2.064%),
05/15/2038 360,156
0.2
1,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C29 B,
4.039%,
05/15/2049 957,208
0.5
4,684,360
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.730%,
12/15/2050 156,439
0.1
11,097,283
(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.366%,
07/15/2052 455,500
0.2
1,000,000
(1)(2)
ORL Trust 2024-GLKS
A, 5.804%, (TSFR1M +
1.493%),
12/15/2039 1,001,177
0.5
223,146
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 218,420
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,011,482
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 $ 2,818,697
1.4
1,000,000
(1)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 992,778
0.5
1,000,000
(1)(2)
PRM5 Trust 2025-
PRM5 A, 4.620%,
03/10/2033 996,580
0.5
4,104,649
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.347%,
11/08/2049 3,872,687
1.9
1,897,233
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,674,648
0.8
1,000,000
(1)(2)
SDAL Trust 2025-DAL
A, 6.753%, (TSFR1M +
2.441%),
04/15/2042 1,004,193
0.5
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 822,684
0.4
750,000
(1)(2)
SMRT 2022-MINI F,
7.662%, (TSFR1M +
3.350%),
01/15/2039 731,086
0.4
1,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA A, 5.755%,
(TSFR1M + 1.443%),
02/15/2042 994,253
0.5
1,000,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 6.154%,
(TSFR1M + 1.842%),
11/15/2041 1,002,089
0.5
850,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.311%,
12/15/2049 773,330
0.4
861,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.172%,
12/15/2059 777,235
0.4
9,231,125
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.998%,
10/15/2050 125,103
0.1
6,026,708
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.618%,
08/15/2054 401,613
0.2
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP A,
6.653%, (TSFR1M +
2.341%),
04/15/2038 1,000,310
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
850,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.675%,
03/15/2038 $ 856,213
0.4
Total Commercial
Mortgage-Backed
Securities
(Cost $67,770,874)
74,318,094
36.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 34.9%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.627%,
01/25/2045 334,964
0.2
274,631
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.754%,
03/25/2046 260,274
0.1
903,444
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 850,162
0.4
451,722
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 435,315
0.2
552,352
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.483%,
11/25/2051 471,704
0.2
580,516
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.396%,
12/25/2051 482,422
0.2
708,414
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.385%,
10/25/2051 593,708
0.3
323,029
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.243%,
11/25/2035 174,549
0.1
1,139,389
(1)(2)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 1,127,270
0.5
346,156
(1)(2)
CIM Trust 2021-
J1 A19, 2.500%,
03/25/2051 280,695
0.1
417,117
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.861%,
09/25/2051 340,698
0.2
990,282
(1)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.412%,
06/25/2054 996,822
0.5
915,866
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 789,523
0.4
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.070%,
(SOFR30A + 3.764%),
02/25/2040 908,029
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,054,019
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.455%,
(SOFR30A + 3.150%),
12/25/2041 $ 1,082,781
0.5
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 460,654
0.2
998,968
(1)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 962,328
0.5
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.420%, (SOFR30A +
3.114%),
01/25/2040 616,681
0.3
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.605%, (SOFR30A +
3.300%),
11/25/2041 309,281
0.2
1,761,717
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
9.855%, (SOFR30A +
5.550%),
01/25/2043 1,923,843
0.9
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.056%, (SOFR30A +
4.750%),
06/25/2043 539,927
0.3
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.955%, (SOFR30A +
1.650%),
05/25/2044 1,006,587
0.5
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.256%, (SOFR30A +
1.950%),
02/25/2045 500,567
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R03 2M2,
6.555%, (SOFR30A +
2.250%),
03/25/2045 1,017,486
0.5
380,466
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.134%,
07/25/2048 348,989
0.2
1,337,361
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.188%,
03/25/2050 1,244,162
0.6
666,547
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.188%,
03/25/2050 608,286
0.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.055%,
(SOFR30A + 3.750%),
12/25/2041 1,551,144
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,011,482
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.705%,
(SOFR30A + 3.400%),
01/25/2042 $ 3,101,896
1.5
2,845,850
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.055%,
(SOFR30A + 4.750%),
02/25/2042 2,983,176
1.4
1,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.055%,
(SOFR30A + 3.750%),
02/25/2042 1,558,866
0.8
400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.105%,
(SOFR30A + 1.800%),
08/25/2044 401,665
0.2
478,770
(1)(2)
GCAT Trust 2022-INV3
B1, 4.610%,
08/25/2052 446,652
0.2
593,884
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.594%,
05/25/2050 522,264
0.3
927,729
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.973%,
03/25/2050 858,269
0.4
794,856
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.973%,
03/25/2050 733,428
0.4
1,206,299
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.984%,
10/25/2052 1,001,132
0.5
739,090
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 744,756
0.4
1,411,406
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
INV1 B3, 6.663%,
02/25/2055 1,434,484
0.7
1,100,000
(1)
GS Mortgage-Backed
Securities Trust 2025-
PJ6 A14, 5.500%,
11/25/2055 1,079,574
0.5
691,242
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.320%,
12/25/2051 584,910
0.3
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 346,956
0.2
612,526
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.854%, (TSFR1M +
0.534%),
02/25/2046 465,645
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
206,970
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.608%,
06/25/2049 $ 198,537
0.1
414,026
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.146%,
05/25/2052 336,324
0.2
472,995
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.088%,
07/25/2052 380,863
0.2
1,123,932
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.286%,
11/25/2052 927,281
0.4
762,763
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.615%,
07/25/2053 723,451
0.4
282,739
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.647%,
01/25/2044 243,031
0.1
861,632
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 769,216
0.4
349,618
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.870%,
11/25/2048 321,545
0.2
355,643
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.779%,
12/25/2048 321,716
0.2
381,687
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.701%,
09/25/2048 346,634
0.2
540,822
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.701%,
09/25/2048 491,152
0.2
551,193
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.715%,
10/25/2048 505,212
0.2
767,914
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.203%,
02/25/2050 678,588
0.3
773,932
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.393%,
03/25/2050 688,184
0.3
823,026
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.970%,
10/25/2049 830,740
0.4
447,783
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.905%,
09/25/2049 435,808
0.2
935,435
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.356%,
05/25/2050 866,019
0.4
424,886
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.680%,
12/25/2049 411,633
0.2
424,886
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.680%,
12/25/2049 410,579
0.2
665,168
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.341%,
03/25/2050 618,214
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
666,787
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.565%,
12/25/2050 $ 591,809
0.3
393,356
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.492%,
03/25/2051 343,349
0.2
322,738
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 261,706
0.1
975,760
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.310%,
05/25/2054 965,524
0.5
873,205
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 883,657
0.4
1,162,820
(1)(2)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 1,149,672
0.6
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1
A5A, 5.500%,
04/25/2055 983,532
0.5
480,032
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A2,
5.500%,
06/25/2055 477,405
0.2
1,100,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 1,110,479
0.5
215,152
(1)(2)
JP Morgan Trust
2015-1 B3, 5.661%,
12/25/2044 209,559
0.1
540,429
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.313%,
10/25/2048 513,792
0.2
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 834,137
0.4
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.708%,
09/25/2057 498,962
0.2
389,313
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 382,052
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.655%,
(SOFR30A + 3.350%),
04/25/2034 1,165,892
0.6
378,397
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 307,429
0.1
1,060,803
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.968%,
10/25/2051 865,347
0.4
973,756
(1)(2)
PRET Trust 2025-RPL2
A1, 4.000%,
08/25/2064 942,837
0.5
41,278
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.005%,
(SOFR30A + 2.700%),
12/27/2033 41,530
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
534,443
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.473%,
02/25/2050 $ 482,427
0.2
460,042
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.561%,
02/25/2047 432,499
0.2
355,673
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.247%,
06/25/2049 332,540
0.2
452,981
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.799%,
08/25/2049 446,035
0.2
804,352
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.499%,
09/25/2049 769,858
0.4
473,659
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.499%,
09/25/2049 451,717
0.2
661,717
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.632%,
03/25/2050 588,952
0.3
531,740
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.313%,
04/25/2050 468,416
0.2
691,384
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.864%,
11/25/2051 573,468
0.3
601,735
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.136%,
01/25/2053 571,027
0.3
638,270
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
03/25/2054 640,794
0.3
703,249
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 695,298
0.3
1,000,000
(1)(2)
Sequoia Mortgage Trust
2025-6 B3, 6.222%,
07/25/2055 968,865
0.5
326,399
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.621%,
10/25/2047 302,365
0.1
211,773
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 197,311
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 807,710
0.4
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 563,167
0.3
1,073,401
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 228,344
0.1
331,263
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.962%,
11/25/2057 329,244
0.2
549,577
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.151%,
08/25/2051 465,011
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
417,292
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.216%,
12/25/2051 $ 342,402
0.2
1,364,410
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.229%,
01/25/2052 1,133,448
0.5
250,790
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 220,504
0.1
563,776
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.368%,
12/25/2049 493,061
0.2
Total Collateralized
Mortgage Obligations
(Cost $67,795,143)
72,020,384
34.9
ASSET-BACKED SECURITIES : 22.3%
Other Asset-Backed Securities : 18.8%
300,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 6.415%,
(TSFR3M + 2.100%),
01/20/2038 301,996
0.1
1,000,000
(1)(2)
AMMC CLO 30 Ltd.
2024-30A C, 6.906%,
(TSFR3M + 2.650%),
01/15/2037 1,006,003
0.5
350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 6.381%,
(TSFR3M + 2.112%),
04/20/2031 350,571
0.2
730,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.581%, (TSFR3M +
2.312%),
10/20/2030 731,411
0.4
1,747,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 1,592,807
0.8
817,245
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 780,409
0.4
500,000
(1)(2)
Balboa Bay Loan
Funding Ltd. 2022-1A
CR, 6.569%, (TSFR3M
+ 2.300%),
04/20/2037 502,303
0.2
550,000
(1)(2)
Birch Grove CLO 3 Ltd.
2021-3A CR, 6.069%,
(TSFR3M + 1.800%),
01/19/2038 549,107
0.3
250,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.272%,
(TSFR3M + 2.000%),
10/22/2037 251,070
0.1
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
E, 10.918%, (TSFR3M
+ 6.662%),
04/15/2034 246,843
0.1
781,125
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
6.406%, (TSFR3M +
2.150%),
04/15/2035 781,980
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
600,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 $ 613,011
0.3
800,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
6.641%, (TSFR3M +
2.362%),
07/17/2031 801,382
0.4
750,000
(1)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 758,217
0.4
300,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.469%,
(TSFR3M + 2.200%),
07/21/2037 301,885
0.1
567,512
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 521,023
0.2
750,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 6.280%,
(TSFR3M + 2.000%),
07/17/2037 753,671
0.4
1,050,000
(1)(2)
Galaxy 31 Clo Ltd.
2023-31A CR, 6.311%,
(TSFR3M + 2.000%),
07/15/2038 1,053,894
0.5
664,440
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 671,097
0.3
436,976
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 310,597
0.1
346,779
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 305,687
0.1
212,708
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 199,312
0.1
271,784
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 239,160
0.1
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 6.539%,
(TSFR3M + 2.270%),
07/20/2037 1,507,088
0.7
250,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 6.769%,
(TSFR3M + 2.500%),
04/20/2037 251,510
0.1
450,000
(1)(2)
Octagon Investment
Partners XVI Ltd.
2013-1A CR, 6.391%,
(TSFR3M + 2.112%),
07/17/2030 450,590
0.2
799,908
(1)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 802,613
0.4
649,945
(1)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 653,716
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
800,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
6.761%, (TSFR3M +
2.500%),
04/16/2037 $ 802,602
0.4
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
B, 7.772%, (TSFR3M +
3.500%),
07/20/2036 1,000,050
0.5
1,000,000
(1)(2)
Parallel Ltd. 2023-
1A BR, (TSFR3M +
2.050%),
07/20/2036 1,001,250
0.5
1,050,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
6.843%, (TSFR3M +
2.562%),
04/25/2034 1,051,722
0.5
500,000
(1)(2)
Sound Point CLO
XXXII Ltd. 2021-4A C,
6.693%, (TSFR3M +
2.412%),
10/25/2034 500,875
0.2
512,823
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 404,719
0.2
2,005,018
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,423,394
0.7
379,147
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 330,686
0.2
1,047,925
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 853,202
0.4
908,284
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 861,039
0.4
712,880
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 687,362
0.3
1,882,651
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,786,055
0.9
355,601
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 330,022
0.2
1,041,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.018%, (TSFR3M +
2.762%),
04/15/2035 1,043,583
0.5
446,696
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 402,008
0.2
1,850,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 1,883,224
0.9
576,791
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 523,567
0.3
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 6.798%,
(TSFR3M + 2.542%),
07/15/2031 333,752
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
350,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 6.256%,
(TSFR3M + 2.000%),
04/15/2032 $ 350,687
0.2
585,611
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 526,409
0.3
416,600
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 6.481%,
(TSFR3M + 2.212%),
07/18/2031 417,012
0.2
1,712,154
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 1,624,783
0.8
1,650,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 1,684,347
0.8
1,898,551
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 1,757,631
0.8
38,868,934
18.8
Student Loan Asset-Backed Securities : 3.5%
312,158
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 304,491
0.1
1,173,233
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 1,130,153
0.6
790,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 713,392
0.3
376,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 364,123
0.2
1,205,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,163,704
0.6
602,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 582,271
0.3
632,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 611,240
0.3
1,521,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 1,268,980
0.6
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,235,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 $ 1,044,549
0.5
7,182,903
3.5
Total Asset-Backed
Securities
(Cost $44,763,610)
46,051,837
22.3
Total Long-Term
Investments
(Cost $180,329,627)
192,390,315
93.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.0%
Commercial Paper : 6.6%
2,000,000
AutoZone, Inc.,
4.580
%,
07/03/2025 1,999,247
1.0
1,000,000  Duke Energy Co.,
4.600
%,
07/07/2025 999,119
0.5
2,000,000
Fiserv, Inc.,
4.680
%,
07/08/2025 1,997,950
1.0
1,500,000  Keurig Dr Pepper, Inc.,
4.670
%,
07/11/2025 1,497,891
0.7
1,000,000  Lockheed Martin Corp.,
4.500
%,
07/01/2025 999,876
0.5
2,000,000  McCormick &
Company, Inc.,
4.700
%,
07/08/2025 1,997,942
0.9
2,000,000  Mondelez International,
4.650
%,
07/07/2025 1,998,219
1.0
2,000,000  The Cigna Group,
4.640
%,
07/02/2025 1,999,491
1.0
Total Commercial Paper
(Cost $13,491,572)
13,489,735
6.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
924,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $924,000) $ 924,000 0.4
Total Short-Term
Investments
(Cost $14,415,572)
14,413,735
7.0
Total Investments in
Securities
(Cost $194,745,199) $ 206,804,050 100.3
Liabilities in Excess of
Other Assets
(636,950) (0.3)
Net Assets $ 206,167,100 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Rate shown is the 7-day yield as of June 30, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 74,318,094 $ — $ 74,318,094
Collateralized Mortgage Obligations — 72,020,384 — 72,020,384
Asset-Backed Securities — 46,051,837 — 46,051,837
Short-Term Investments 924,000 13,489,735 — 14,413,735
Total Investments, at fair value $ 924,000 $ 205,880,050 $ — $ 206,804,050
Other Financial Instruments+
Futures 434,725 — — 434,725
Total Assets $ 1,358,725 $ 205,880,050 $ — $ 207,238,775
Liabilities Table
Other Financial Instruments+
Futures $ (85,109) $ — $ — $ (85,109)
Total Liabilities $ (85,109) $ — $ — $ (85,109)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 323 09/30/25 $ 67,191,570 $ 252,256
U.S. Treasury 5-Year Note 143 09/30/25 15,587,000 120,291
U.S. Treasury 10-Year Note 31 09/19/25 3,475,875 62,178
$ 86,254,445 $ 434,725
Short Contracts:
U.S. Treasury Long Bond (5) 09/19/25 (577,344) (20,746)
U.S. Treasury Ultra 10-Year Note (18) 09/19/25 (2,056,781) (45,600)
U.S. Treasury Ultra Long Bond (6) 09/19/25 (714,750) (18,763)
$ (3,348,875) $ (85,109)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,598,825
Gross Unrealized Depreciation (539,974)
Net Unrealized Appreciation $ 12,058,851